Document and Entity Information	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	MACQUARIE INFRASTRUCTURE HOLDINGS, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32384
Entity Tax Identification Number	86-2708886
Entity Address, Address Line One	125 West 55th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	231-1000
Title of 12(b) Security	Common Units, par value $0.001 per share
Trading Symbol	MIC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001845290
Amendment Flag	true
Amendment Description	This amendment is being filed by the Company to provide unaudited pro forma consolidated financial information giving effect to the AA Transaction. The information in the Initial 8-K remains unchanged and this amendment should be read in conjunction with the Initial 8-K.